Employee benefits - Long-Term Assumptions of Retirement Plans (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Discount rate	9.80%	10.30%	8.20%
Rate of salary increase	5.00%	5.00%	4.50%
Rate of minimum wage increase	0.0500	0.0500	0.0450
Inflation rate	4.00%	4.00%	3.50%
Retirement age (in years)	65 years	65 years	65 years
MIN
Disclosure of defined benefit plans [line items]
Rotation (in percent)	0.20	0.20	0.20
MAX
Disclosure of defined benefit plans [line items]
Rotation (in percent)	1	1	1